Investments accounted for using the equity method - Nature of investments in associates (Details) - CNY (¥)						1 Months Ended		12 Months Ended	25 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	May 28, 2018	Nov. 30, 2017	Nov. 29, 2017	Mar. 31, 2019	Feb. 28, 2019	Dec. 31, 2019	Dec. 31, 2019
Summarised balance sheet
Proportion of ownership interest held					83.00%				79.00%
Proportion of ownership interest disposed off				4.00%
Hangzhou Pengai
Summarised balance sheet
Percentage of share capital acquired			49.00%
Cash consideration		¥ 5,000,000	¥ 6,000,000
Proportion of ownership interest held			100.00%
Shenzhen Yueji
Summarised balance sheet
Equity interest in associate (in percent)							30.00%
Percentage of share capital acquired	30.00%					30.00%		30.00%	30.00%
Cash consideration	¥ 30,000,000					¥ 30,000,000		¥ 30,000,000	¥ 30,000,000
Proportion of ownership interest held						60.00%
Shenzhen Yueji
Summarised balance sheet
Proportion of ownership interest held	60.00%
Moyan (Shenzhen) Network Technology Co., Ltd
Summarised balance sheet
Equity interest in associate (in percent)	46.00%	46.00%
Shenzhen Yueji
Summarised balance sheet
Equity interest in associate (in percent)		30.00%
Mendis Aesthetic PTE. Ltd
Summarised balance sheet
Equity interest in associate (in percent)	44.40%	40.00%
Baotou Pengai Yueji Medical Aesthetic Clinic Co. Ltd. ("Baotou Yueji")
Summarised balance sheet
Equity interest in associate (in percent)	46.00%	51.00%
Proportion of ownership interest disposed off								5.00%